Principal Activities, Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2018
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Analysis of Assets and Liabilities of Disposed Subsidiary

Analysis of assets and liabilities of the disposed subsidiary:

October 31, 2017
RMB
Current Assets
Cash and cash equivalents	65
Accounts receivable, net	48
Prepayments and other current assets	67
Non-current Assets
Property, plant and equipment, net	16
Intangible assets	3
Current liabilities
Accounts payable	29
Accrued expenses and other payables	27

Net assets disposal of	143

Summary of Gain on Disposal of Subsidiary	Gain on disposal of a subsidiary:

2017
RMB
Consideration for the disposal	251
Net assets disposed of	(143)

Gain on disposal	108

Summary of Net Cash Inflow from Disposal of Subsidiary

Net cash inflow from disposal of a subsidiary:

2017
RMB
Consideration received in cash and cash equivalents	249
Less: Cash and cash equivalents disposed of	(65)

Net cash inflow from disposal of a subsidiary	184

Summary of Consolidated Financial Statements of Group to Reflect Acquisition of Eighth Acquired Group

The consolidated results of operations for the year ended December 31, 2016 and the consolidated statement of financial position as of December 31, 2016 as previously reported by the Group and the combined amounts presented in the consolidated financial statements of the Group to reflect the acquisition of the Eighth Acquired Group are set out below:

	The Group (as previously reported) RMB	The Eighth Acquired Group RMB	The Group (restated) RMB
Consolidated statement of comprehensive income for the year ended December 31, 2016:
Operating revenues	352,285	249	352,534
Profit for the year	18,109	14	18,123
Consolidated statement of financial position as of December 31, 2016:
Total assets	652,368	190	652,558
Total liabilities	336,073	137	336,210
Total equity	316,295	53	316,348